PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment

	As of December 31,
	2023	2022
Furniture, fixtures, computer hardware and computer software	$468,588	$482,235
Leasehold improvements	15,995	87,957
Manufacturing machinery and equipment	20,661,222	21,739,504
Manufacturing machinery and equipment, in progress	32,087	280,473
Depreciable property, plant and equipment	21,177,892	22,590,169
Less: Accumulated depreciation and amortization	(20,131,008)	(22,038,508)
Net property, plant and equipment	$1,046,884	$551,661